CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Cash flows from operating activities
Net Income (Loss)	$ 315	$ (819)
Adjustments to reconcile net income (loss) to net cash used in operations:
Depreciation and amortization	90	114
Stock-based compensation	89	77
Deferred income taxes	23	1
Goodwill impairment	(0)	0	$ 0		$ 0
(Gain) loss on disposal of assets	(1)	(60)
Gain on business divestiture	(34)	0
Non-cash portion of impairment of cost method investments	1	0
Unrealized foreign exchange (gain) loss	(5)	26
Equity (earnings) loss in investees, net of dividends received	59	4
Other non-cash operating activities, net	10	41
Settlement of accrued interest on Notes due to Parent	(96)	0
Changes in:
Accounts receivable, net	31	(145)
Inventories	(252)	657
Accounts payable	57	100
Accounts payable to related parties	(54)	(42)
Accrued expenses	13	(90)
Accrued compensation	6	7
Other assets and liabilities, net	(288)	(38)
Net cash used in operating activities	(36)	(167)
Cash flows from investing activities
Purchases of property, plant and equipment	(115)	(99)
Proceeds from the sale of property, plant and equipment	0	134
Proceeds from dispositions of business	191	0
Notes receivable issuances to Flash Ventures	(266)	(184)
Notes receivable proceeds from Flash Ventures	182	263
Distributions from Flash Ventures	176	0
Strategic investments and other, net	1
Strategic investments and other, net		(1)
Net cash provided by (used in) investing activities	169	113
Cash flows from financing activities
Proceeds from principal repayments on Notes due from Parent	101	0
Proceeds from borrowings on Notes due to Parent	550	0
Repayments of principal on Notes due to Parent	(76)	(14)
Origination of Notes due from Parent	0	(74)
Transfers from (to) Parent	(231)	274
Net cash provided by (used in) financing activities	344	186
Effect of exchange rate changes on cash	(1)	1
Net increase (decrease) in cash and cash equivalents	476	133
Cash and cash equivalents, beginning of year	328	292	292
Cash and cash equivalents, end of period	804	425	328	$ 292
Supplemental disclosure of cash flow information:
Non-cash transfers of property, plant and equipment from Parent	25	2
Cash paid for interest	99	6
Cash received for interest	2	7
Non-cash transfers of deferred taxes from Parent	0	8
Non-cash transfers of Notes due to Parent transferred from Parent	673	0
Non-cash transfers of other assets and liabilities, net, from Parent	37	0
Non-cash transfers of strategic investments from Parent	7	0
Non-cash transfers of liability for unrecognized tax benefits transferred from Parent	14	0
Non-cash transfers of Notes due from Parent transferred to Parent	0	113
The Flash Business of Western Digital Corporation [Member]
Cash flows from operating activities
Net Income (Loss)			(672)	(2,143)	1,064
Adjustments to reconcile net income (loss) to net cash used in operations:
Depreciation and amortization			224	448	525
Stock-based compensation			149	165	171
Deferred income taxes			(16)	(81)	(68)
Asset impairment			4	1	0
Goodwill impairment			0	671	0
(Gain) loss on disposal of assets			(60)	0	3
Gain on business divestiture			0	0	(9)
Gain on Sale of Investments			(1)	3	0
Impairment Of Equity Investments			0	0	6
Unrealized foreign exchange (gain) loss			13	(37)	31
Equity (earnings) loss in investees, net of dividends received			49	(45)	(51)
Other non-cash operating activities, net			87	114	79
Changes in:
Accounts receivable, net			(395)	750	(165)
Inventories			314	(277)	(56)
Accounts payable			32	(124)	39
Accounts payable to related parties			21	(23)	(78)
Accrued expenses			(51)	(104)	160
Accrued compensation			99	(56)	(31)
Other assets and liabilities, net			(106)	31	(469)
Net cash used in operating activities			(309)	(713)	1,151
Cash flows from investing activities
Purchases of property, plant and equipment			(166)	(219)	(410)
Proceeds from the sale of property, plant and equipment			137	0	1
Proceeds from dispositions of business			0	0	25
Notes receivable issuances to Flash Ventures			(243)	(627)	(809)
Notes receivable proceeds from Flash Ventures			482	641	718
Strategic investments and other, net			0	16	3
Net cash provided by (used in) investing activities			210	(189)	(472)
Cash flows from financing activities
Proceeds from principal repayments on Notes due from Parent			14	216	307
Proceeds from borrowings on Notes due to Parent			0	54	199
Repayments of principal on Notes due to Parent			(102)	(86)	0
Origination of Notes due from Parent			170	0	(223)
Transfers from (to) Parent			394	676	(933)
Net cash provided by (used in) financing activities			136	860	(650)
Effect of exchange rate changes on cash			(1)	(1)	(2)
Net increase (decrease) in cash and cash equivalents			36	(43)	27
Cash and cash equivalents, beginning of year	$ 328	$ 292	292	335	308
Cash and cash equivalents, end of period			328	292	335
Supplemental disclosure of cash flow information:
Non-cash transfers of property, plant and equipment from Parent			11	18	13
Cash paid for interest			12	7	2
Cash received for interest			10	12	2
Non-cash transfers of deferred taxes to Parent			(17)	(2)	(2)
Non-cash transfers of Notes due from Parent transferred to Parent			$ (113)	$ (316)	$ 0